Notes Payable	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Notes Payable [Abstract]
Notes Payable

Note 8 – Notes Payable

Convertible Notes

Convertible notes payable at June 30, 2014 and December 31, 2013 consisted of the following:

Type	Collateral (If any)	Interest Rate	Monthly Payment	Maturity	2014	2013
Laurus Master Fund	None	5.00%	$-	May-13	$-	$529,309

In July 2004 we issued convertible notes payable to Laurus Master Fund and received total proceeds of $500,000. The Laurus note is non interest bearing, and is convertible at a fixed conversion price equal to $0.35 per share. The Company imputed interest at 5% which is included in the balance. On May 21, 2014, we entered into a Debt Forgiveness Agreement with Laurus in which we agreed to pay them $150,000 in full satisfaction of the note on or before June 30, 2014. On May 21, 2014, we paid the balance on the Laurus note, and recognized a gain on extinguishment of debt of $387,642, of which $350,000 was a discount against the principal and $37,642 was for accrued imputed interest forgiven.

Notes Payable

On May 6, 2013, as discussed below, we amended the terms of a $750,000 Note (“Investor Note”) payable to a private investor (“Investor”) and (i) extended the maturity date to July 1, 2013, (ii) provided that the Investor Note may be convertible to shares of our common price at a conversion price of $0.25, and reduced the exercise price of the warrant issued in connection with the Investor Note payable from $0.15 to $0.10. On July 1, 2013, the $750,000 Note payable was converted into 3,000,000 shares of our common stock and on conversion we recognized a gain of $31,712 as a result of the forgiveness of accrued but unpaid interest on the note.

Notes payable at June 30, 2014 and December 31, 2013 consisted of the following:

Type	Collateral (if any)	Interest Rate	Monthly Payments	Maturity	2014	2013
Private	None	10.00%	$-	May-13	$-	$20,000
Private	None	5.00%	$-	Demand	-	5,000
Notes payable NACSV former member	None	7.00%	$-	Demand	291,498	-
NACSV premium finance agreement	None	7.84%	$2,845	Nov -14	13,955
Notes payable					$305,453	$25,000

On May 22, 2014 we paid off the balance outstanding on two notes payable for $20,000 and $5,000, respectively.

In connection with the Acquisition of NACSV, we assumed notes payable of $305,453. Of this amount, $291,498 is payable to a former member, bears interest at 7% and is payable as certain accounts receivable of NACSV are collected, and $13,955 is due under an insurance premium finance agreement bearing interest at 7.84% with 10 equal monthly payments of principal and interest of $2,845 commencing February 28, 2014. Subsequent to June 30, 2014, the note payable to the former NACSV member was repaid.

In December 2012, we entered into a Promissory Note Purchase Agreement, a Secured Promissory Note (“Note”) and Security Agreement with the Investor to lend us $750,000. The Note bears interest at 8¼%, is secured by all of our assets and is due on May 1, 2013.  In connection with the transaction, we issued to the Investor the Warrant.

The $360,000 fair value of the Warrant was calculated using a Black-Scholes pricing model. We calculated that the fair market value of the beneficial conversion feature (“BCF”) of the Note is $393,243, and we amortized the BCF over the life of the loan using the effective interest rate method.  At December 31, 2013 the discount was fully amortized to interest expense.

On May 6, 2013, the Company and the Investor amended the Promissory Note Purchase Agreement and the related Secured Promissory Note, Security Agreement and Warrant which:

(1)	Extended the Note’s maturity date to July 1, 2013;
(2)	Provided that on or before the maturity date, we may elect to convert the Note into 3,000,000 shares of our common stock at a conversion price of $0.25; and
(3)	Reduced the exercise price of the Warrant from $0.15 to $0.10.

The note was converted into 3,000,000 shares of common stock on July 1, 2013. – see Convertible Notes Payable above.

Note 5 – Notes Payable

Convertible Notes Payable

Convertible notes payable at December 31, 2013 and December 31, 2012 consisted of the following:

Type	Collateral (If any)	Interest Rate	Monthly Payment	Maturity	2013	2012
Laurus Master Fund	None	5.00%	$-	May-13	$529,309	$504,309

Throughout 2004, we issued convertible notes payable and received total proceeds of $1,926,637 from unrelated individuals and an institution. In September 2012 $1,422,328 of the notes were converted into shares of our common stock at a conversion rate of $0.50 per share. The other convertible note, totaling $504,309, held by an institution, is non interest bearing, and is convertible at a fixed conversion price equal to $0.35 per share. Imputed interest at 5% is included in the balance.

On May 6, 2013, as discussed below, we amended the terms of a $750,000 Note (“Investor Note”) payable to a private investor (“Investor”) and (i) extended the maturity date to July 1, 2013, (ii) provided that the Investor Note may be convertible to shares of our common price at a conversion price of $0.25, and reduced the exercise price of the warrant issued in connection with the Investor Note payable from $0.15 to $0.10.  On July 1, 2013, the $750,000 Note payable was converted into 3,000,000 shares of our common stock and on conversion we recognized a gain of $31,712 as a result of the forgiveness of accrued but unpaid interest on the note. At December 31, 2012 the note balance was $25,100, net of unamortized discount of $350,000.

Notes Payable

Notes payable at December 31, 2013 and 2012 consisted of the following:

Type	Collateral (if any)	Interest Rate	Monthly Payments	Maturity	2013	2012
Private	Assets	8.25%	$-	May-13	$-	$375,100
Private	None	10.00%	$-	May-13	20,000	50,000
Private	None	10.00%	$-	Dec -13	-	37,500
Private	None	5.00%	$-	Demand	5,000	5,000
					25,000	467,600
Less: Unamortized debt discount					-	(350,000)
Notes payable					$25,000	$117,600

In December 2012, we entered into a Promissory Note Purchase Agreement, a Secured Promissory Note (“Note”) and Security Agreement with the Investor to lend us $750,000. The Note bears interest at 8¼%, is secured by all of our assets and is due on May 1, 2013.  In connection with the transaction, we issued to the Investor the Warrant.

The $360,000 fair value of the Warrant was calculated using a Black-Scholes pricing model. We calculated that the fair market value of the beneficial conversion feature (“BCF”) of the Note is $393,243, and we amortized the BCF over the life of the loan using the effective interest rate method.  At December 31, 2013 the discount was fully amortized to interest expense.

On May 6, 2013, the Company and the Investor amended the Promissory Note Purchase Agreement and the related Secured Promissory Note, Security Agreement and Warrant which:

(1)	Extended the Note’s maturity date to July 1, 2013;
(2)	Provided that on or before the maturity date, we may elect to convert the Note into 3,000,000 shares of our common stock at a conversion price of $0.25; and
(3)	Reduced the exercise price of the Warrant from $0.15 to $0.10.

The note was converted into 3,000,000 shares of common stock on July 1, 2013. – see Convertible Notes Payable above.